Radian Mortgage Securities LLC ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 5/14/2025 9:33:37 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	1	[redacted]		30511871			Credit	Title	Document Error	Title	[redacted] and does not reflect a [redacted] Unable to determine if appropriate [redacted] is provided.						Reviewer Comment (2024-04-30): [redacted] provided. Exception cleared. Buyer Comment (2024-04-29): Please see the attached [redacted] Reviewer Comment (2024-04-25): [redacted] at [redacted] request. Buyer Comment (2024-04-10): [redacted] acknowledges the exception, no change to [redacted]	04/30/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	3	[redacted]		32049653			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:[redacted] Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	No valid COC was provided for this change on [redacted], nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2024-10-29): [redacted][redacted] received [redacted] for change in pricing due to change in appraisal fee. Buyer Comment (2024-10-29): Please see attached [redacted] . The appraisal came in lower than expeceed and the LTV changed from [redacted]% to [redacted]% which impacted pricing.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No